CALVERT GLOBAL WATER FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.1%
Australia - 1.2%
Reliance Worldwide Corp. Ltd. (1)	2,004,194	4,959,388

Brazil - 3.2%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	412,568	5,020,952
Cia de Saneamento de Minas Gerais	223,364	3,899,614
Cia de Saneamento do Parana, PFC Shares	1,134,194	4,341,893
		13,262,459

Canada - 0.6%
Stantec, Inc.	105,199	2,524,840

Chile - 1.9%
Aguas Andinas SA, Class A	6,932,085	4,091,989
Inversiones Aguas Metropolitanas SA	2,331,506	3,612,737
		7,704,726

China - 0.9%
China Lesso Group Holdings Ltd.	4,718,578	3,791,667

Denmark - 0.6%
Novozymes A/S, Class B	54,432	2,537,991

Finland - 4.4%
Kemira Oyj	332,600	4,896,270
Metsa Board Oyj	513,805	2,761,742
Outotec Oyj (2)	891,717	4,718,532
Uponor Oyj	295,710	3,212,814
Valmet Oyj	101,578	2,534,099
		18,123,457

France - 3.7%
Accor SA	63,583	2,729,138
L’Oreal SA	9,078	2,581,130
Suez	325,994	4,703,901
Veolia Environnement SA	219,687	5,349,461
		15,363,630

Germany - 0.6%
Henkel AG & Co. KGaA, PFC Shares	25,026	2,448,026

Hong Kong - 3.7%
Beijing Enterprises Water Group Ltd.	7,945,452	4,722,386
China Everbright International Ltd.	2,701,666	2,495,377
China Water Affairs Group Ltd.	3,602,421	3,547,085

Guangdong Investment Ltd.	2,277,427	4,502,934
		15,267,782

India - 0.6%
Jain Irrigation Systems Ltd.	6,435,517	2,387,394

Italy - 0.8%
ACEA SpA	167,102	3,182,040

Japan - 8.5%
Ebara Corp. (1)	141,856	3,866,854
Hitachi Zosen Corp. (1)	944,327	3,469,710
Kurita Water Industries Ltd.	208,042	5,183,331
LIXIL Group Corp.	379,700	6,023,186
METAWATER Co. Ltd.	96,617	2,993,300
Nihon Trim Co. Ltd. (1)	72,300	3,491,362
Sekisui Chemical Co. Ltd.	170,000	2,559,728
TOTO Ltd. (1)	110,200	4,364,169
Tsukishima Kikai Co. Ltd.	268,000	3,066,451
		35,018,091

Mexico - 0.6%
Grupo Rotoplas SAB de CV (1)	2,979,100	2,328,180

Netherlands - 2.6%
Aalberts NV	112,078	4,399,313
Arcadis NV (1)	190,962	3,622,044
Boskalis Westminster (1)	111,567	2,573,781
		10,595,138

Philippines - 0.9%
Manila Water Co., Inc.	7,541,206	3,683,519

Singapore - 0.6%
City Developments Ltd.	377,000	2,640,859
Hyflux Ltd. (1)(2)(3)	17,622,294	0
		2,640,859

South Korea - 1.9%
Doosan Heavy Industries & Construction Co. Ltd. (2)	451,815	2,431,526
LG Chem Ltd.	8,695	2,672,273
Woongjin Coway Co. Ltd.	38,307	2,562,462
		7,666,261

Spain - 0.6%
Iberdrola SA	253,441	2,523,304

Sweden - 0.7%
Hennes & Mauritz AB, Class B (1)	151,377	2,689,382

Switzerland - 5.1%

Geberit AG	10,265	4,798,130
Georg Fischer AG	4,438	4,245,405
Roche Holding AG	9,130	2,567,243
SGS SA	987	2,515,724
Sika AG	15,862	2,709,906
Sulzer AG	37,985	4,157,986
		20,994,394

Taiwan - 1.3%
China Steel Corp.	3,265,000	2,624,028
Taiwan Semiconductor Manufacturing Co. Ltd.	334,294	2,556,807
		5,180,835

Thailand - 1.6%
TTW PCL, Foreign Shares	7,692,400	3,560,608
WHA Utilities and Power PCL, Foreign Shares	15,869,800	2,977,324
		6,537,932

United Kingdom - 8.6%
Croda International plc	37,943	2,468,052
Ferguson plc (2)	67,642	4,815,428
Halma plc	100,776	2,588,190
nVent Electric plc	105,759	2,621,766
Pennon Group plc	472,551	4,457,005
Pentair plc	156,543	5,823,400
Polypipe Group plc	639,553	3,592,102
Rotork plc	1,052,294	4,230,428
United Utilities Group plc	454,895	4,527,969
		35,124,340

United States - 43.9%
Advanced Drainage Systems, Inc.	111,544	3,657,528
Aegion Corp. (2)	181,494	3,339,490
American States Water Co.	58,178	4,377,313
American Water Works Co., Inc.	45,892	5,323,472
Aqua America, Inc.	119,061	4,925,554
AquaVenture Holdings Ltd. (2)	176,980	3,534,291
Artesian Resources Corp., Class A	83,677	3,110,274
Badger Meter, Inc.	84,035	5,016,049
California Water Service Group	81,005	4,101,283
Cantel Medical Corp.	33,120	2,670,797
Colgate-Palmolive Co.	35,493	2,543,783
Connecticut Water Service, Inc.	52,913	3,689,094
Danaher Corp.	18,147	2,593,569
Ecolab, Inc.	35,269	6,963,511
Entegris, Inc.	69,453	2,591,986
Evoqua Water Technologies Corp. (2)	345,888	4,925,445
Flowserve Corp.	116,517	6,139,281
Fortune Brands Home & Security, Inc.	80,585	4,603,821
Franklin Electric Co., Inc.	105,300	5,001,750

General Mills, Inc.	47,320	2,485,246
Gorman-Rupp Co. (The)	103,350	3,392,981
Hanesbrands, Inc. (1)	152,340	2,623,295
Hawkins, Inc.	95,128	4,129,506
HD Supply Holdings, Inc. (2)	110,836	4,464,474
IDEX Corp.	38,189	6,573,854
IDEXX Laboratories, Inc. (2)	9,440	2,599,115
Intel Corp.	54,716	2,619,255
Itron, Inc. (2)	42,398	2,652,843
Kellogg Co.	44,339	2,375,240
Lindsay Corp. (1)	42,572	3,499,844
Masco Corp.	119,108	4,673,798
Middlesex Water Co.	61,584	3,648,852
Mueller Industries, Inc.	128,640	3,765,293
Mueller Water Products, Inc., Class A	369,386	3,627,371
NIKE, Inc., Class B	29,573	2,482,653
Nucor Corp.	48,884	2,693,508
Rexnord Corp. (2)	181,330	5,479,793
Roper Technologies, Inc.	6,932	2,538,914
Sempra Energy	19,366	2,661,663
SJW Group	64,336	3,909,699
Tetra Tech, Inc.	75,120	5,900,676
Trimble, Inc. (2)	59,859	2,700,239
Valmont Industries, Inc.	32,651	4,140,473
Watts Water Technologies, Inc., Class A	56,942	5,305,856
Xylem, Inc.	77,264	6,462,361
York Water Co. (The)	95,044	3,394,972
		179,910,065

Total Common Stocks (Cost $350,447,854)		406,445,700

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (4)(5)	1,000,000	987,140
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20 (3)(5)(6)	284,000	266,676
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20 (3)(5)(6)	366,000	334,891

Total High Social Impact Investments (Cost $1,650,000)		1,588,707

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	3,131,979	3,131,979

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $3,131,979)		3,131,979

TOTAL INVESTMENTS (Cost $355,229,833) - 100.3%	411,166,386
Other assets and liabilities, net - (0.3%)	(1,051,310)
NET ASSETS - 100.0%	410,115,076

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $14,618,041 and the total market value of the collateral received by the Fund was $15,623,842, comprised of cash of $3,131,979 and U.S. Government and/or agencies securities of $12,491,863.

(2) Non-income producing security.
(3) For fair value measurement disclosure purposes, security is categorized as Level 3.
(4) Affiliated company.
(5) Restricted security. Total market value of restricted securities amounts to $1,588,707, which represents 0.4% of the net assets of the Fund as of June 30, 2019.
(6) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2019.

Abbreviations:
ADR:	American Depositary Receipt
PCL:	Public Company Limited
PFC Shares:	Preference Shares

At June 30, 2019, the concentration of the Fund’s investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	(% of total investments)*
Industrials	48.7%
Utilities	27.3%
Materials	8.4%
Information Technology	5.1%
Consumer Discretionary	3.8%
Consumer Staples	3.1%
Health Care	2.6%
Real Estate	0.6%
High Social Impact Investments	0.4%
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	1,000,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20	11/13/15	284,000
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20	11/13/15	366,000

At June 30, 2019, the value of the Fund’s investment in Calvert Impact Capital, Inc. (the Notes) was $987,140, which represents 0.2% of the Fund’s net assets. Transactions in the Notes for the fiscal year to date ended June 30, 2019 were as follows:

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$1,000,000	$—	$—	$1,000,000	$987,140	$11,167	$—	$—	$24,790
(1) Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Brazil	$13,262,459	$—		$—	$13,262,459
Canada	2,524,840	—		—	2,524,840
Chile	7,704,726	—		—	7,704,726
Mexico	2,328,180	—		—	2,328,180
Singapore	—	2,640,859		0	2,640,859
United Kingdom	8,445,166	26,679,174		—	35,124,340
United States	179,910,065	—		—	179,910,065
Other Countries(2)	—	162,950,231		—	162,950,231
Total Common Stocks	$214,175,436	$192,270,264	(3)	$0	$406,445,700
High Social Impact Investments	—	987,140		601,567	1,588,707
Short Term Investment of Cash Collateral for Securities Loaned	3,131,979	—		—	3,131,979
Total	$217,307,415	$193,257,404		$601,567	$411,166,386

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2019 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.